Income Taxes - Summary of Reconciliation of Combined Canadian Federal and Provincial Income Tax Rate to Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Combined Canadian federal and provincial statutory income tax rate	26.50%	26.80%	26.90%
Income tax (expense) recovery based on combined statutory income tax rate	$ 1,615	$ (2,574)	$ 5,434
Change in unrecognized tax assets	(3,160)	(1,963)	(2,701)
Change in unrecognized tax assets related to OCI	340	(188)	(228)
Share issuance costs	65	(40)	164
Permanent difference attributable to the use of local currency for tax reporting	35	792	(71)
Change in enacted rates used	(27)	(58)	(358)
Permanent difference attributable to net change in fair value of warrant liability	1,197	70	595
Share-based compensation costs	(210)	(152)	(49)
Difference in statutory income tax rate of foreign subsidiaries	321	(917)	768
Adjustments in respect of prior years		(372)	(149)
Other	12	(50)	74
Total income tax recovery (expense)	$ 188	$ (5,452)	$ 3,479